Intangible Assets - Future Intangible Asset Amortization Expense (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2021	$ 16,132
2022	10,426
2023	7,594
2024	7,149
2025	6,126
Finite lived intangible assets, amortization expense, net, total	$ 47,427